INVESTMENTS (Details 1) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Investments Beginning	$ 16,657,000	$ 12,104,000
Proceeds from property disposals		270,000
Investments
Statement [Line Items]
Sale of investments	(12,826,000)	(477,000)
Fair value gain to profit and loss (note 21)	51,894,000	5,046,000
Denison Mines Inc.
Statement [Line Items]
Purchase of investments	91,674,000	7,000
Equity Instruments [Member]
Statement [Line Items]
Investments Beginning	16,950,000	12,104,000
Proceeds from property disposals		270,000
Purchase of investments	91,674	7,000
Sale of investments	(12,826,000)	(477,000)
Fair value gain to profit and loss (note 21)	10,454,000	5,046,000
Investments Ending	14,578,000	16,950,000
Physical Uranium [Member]
Statement [Line Items]
Investments Beginning	133,114,000	0
Purchase of investments	91,674,000	0
Sale of investments	0	0
Fair value gain to profit and loss (note 21)	$ 41,440,000	0
Investments Beginning		12,104,000
Investments Ending		$ 0